Schedule of Investments (unaudited)
August 31, 2023
BlackRock Infrastructure Sustainable Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Commercial Services & Supplies — 3.5%
Smart Metering Systems PLC	35,591	$ 309,745
Diversified Telecommunication Services — 8.5%
Cellnex Telecom SA(a)	10,873	415,843
Helios Towers PLC(b)	83,158	96,021
IHS Holding Ltd.(b)	12,638	93,648
Infrastrutture Wireless Italiane SpA(a)	10,926	135,181
		740,693
Electric Utilities — 27.9%
EDP - Energias de Portugal SA	69,561	316,927
Enel SpA	58,002	389,473
Eversource Energy	2,697	172,123
Exelon Corp.	6,107	245,013
Hydro One Ltd.(a)	5,371	139,601
Orsted AS(a)	2,697	173,025
Portland General Electric Co.	2,385	104,606
SSE PLC	14,842	304,991
Terna - Rete Elettrica Nazionale	56,410	465,189
Xcel Energy, Inc.	2,234	127,628
		2,438,576
Ground Transportation — 5.0%
Canadian Pacific Kansas City Ltd.	2,290	181,783
CSX Corp.	5,522	166,764
West Japan Railway Co.	2,100	90,918
		439,465
Health Care REITs — 2.5%
Aedifica SA	1,324	88,667
Physicians Realty Trust	9,521	132,437
		221,104
Independent Power and Renewable Electricity Producers — 7.8%
Boralex, Inc., Class A	8,343	202,400
Clearway Energy, Inc., Class C	14,922	369,618
EDP Renovaveis SA	5,844	106,882
		678,900
IT Services — 1.6%
NEXTDC Ltd.(b)	16,197	141,562
Multi-Utilities — 7.8%
National Grid PLC	40,260	502,541
REN - Redes Energeticas Nacionais SGPS SA	65,917	180,143
		682,684
Security	Shares	Value
Office REITs — 1.5%
Alexandria Real Estate Equities, Inc.	1,138	$ 132,395
Specialized REITs — 12.5%
American Tower Corp.	1,707	309,513
Digital Realty Trust, Inc.	700	92,204
Equinix, Inc.	298	232,851
SBA Communications Corp.	2,046	459,389
		1,093,957
Transportation Infrastructure — 11.6%
Aena SME SA(a)	588	92,432
Aeroports de Paris	1,967	258,872
Enav SpA(a)	10,491	42,324
Flughafen Zurich AG, Registered Shares	424	87,256
Fraport AG Frankfurt Airport Services Worldwide(b)	2,467	133,610
Getlink SE	13,354	223,511
Transurban Group	20,632	176,647
		1,014,652
Water Utilities — 3.2%
Severn Trent PLC	2,961	89,920
United Utilities Group PLC	15,637	187,249
		277,169
Total Long-Term Investments — 93.4% (Cost: $8,750,263)		8,170,902
Short-Term Securities
Money Market Funds — 4.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(c)(d)	430,719	430,719
Total Short-Term Securities — 4.9% (Cost: $430,719)		430,719
Total Investments — 98.3% (Cost: $9,180,982)		8,601,621
Other Assets Less Liabilities — 1.7%		151,242
Net Assets — 100.0%		$ 8,752,863
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 733,814	$ —	$ (303,095)(a)	$ —	$ —	$ 430,719	430,719	$ 7,723	$ —
(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Infrastructure Sustainable Opportunities Fund
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(c)	08/19/26	$ 92,514	$ 1,578(b)	$ 94,234	1.1%
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(b)	Amount includes $(142) of net dividends and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

(c)
Range:	26 basis points
Benchmarks:	Euro Short-Term Rate: EUR 1 Day

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Electric Utilities
EDP - Energias de Portugal SA	20,683	$ 94,234	100.0%
Net Value of Reference Entity — Goldman Sachs Bank USA		$94,234
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Infrastructure Sustainable Opportunities Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Commercial Services & Supplies	$ 309,745	$ —	$ —	$ 309,745
Diversified Telecommunication Services	189,669	551,024	—	740,693
Electric Utilities	788,971	1,649,605	—	2,438,576
Ground Transportation	348,547	90,918	—	439,465
Health Care REITs	132,437	88,667	—	221,104
Independent Power and Renewable Electricity Producers	572,018	106,882	—	678,900
IT Services	—	141,562	—	141,562
Multi-Utilities	—	682,684	—	682,684
Office REITs	132,395	—	—	132,395
Specialized REITs	1,093,957	—	—	1,093,957
Transportation Infrastructure	—	1,014,652	—	1,014,652
Water Utilities	—	277,169	—	277,169
Short-Term Securities
Money Market Funds	430,719	—	—	430,719
	$ 3,998,458	$ 4,603,163	$ —	$ 8,601,621
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 1,578	$ —	$ 1,578
(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
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